NUVEEN INTELLIGENT RISK GROWTH ALLOCATION FUND

NUVEEN INTELLIGENT RISK MODERATE ALLOCATION FUND

NUVEEN INTELLIGENT RISK CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED JANUARY 3, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2013

The first paragraph of the section “Service Providers—Portfolio Managers” is deleted in its entirety and replaced with the following paragraph:

James A. Colon, CFA, and David R. Wilson, CFA, have primary responsibility for the day-to-day implementation of the investment strategies of the Funds.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-INTELSAI-0114P